Segment Information - Summary of Revenue by Geographic Area (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
REVENUE	$ 4,540.4	$ 4,197.2	$ 3,771.1
North America [member]
Disclosure of geographical areas [line items]
REVENUE	2,857.7	2,168.2	2,532.5
Europe [member]
Disclosure of geographical areas [line items]
REVENUE	884.4	1,116.7	544.0
Asia Pacific [member]
Disclosure of geographical areas [line items]
REVENUE	100.9	209.6	161.6
Latin America, except Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	53.0	37.8	76.0
Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	505.2	478.6	383.0
Others [member]
Disclosure of geographical areas [line items]
REVENUE	139.2	186.3	74.0
Operating Segments [member]
Disclosure of geographical areas [line items]
REVENUE	4,540.4	4,197.2	3,771.1
Operating Segments [member] | North America [member]
Disclosure of geographical areas [line items]
REVENUE	2,857.7	2,168.2	2,532.5
Operating Segments [member] | Europe [member]
Disclosure of geographical areas [line items]
REVENUE	884.4	1,116.7	544.0
Operating Segments [member] | Asia Pacific [member]
Disclosure of geographical areas [line items]
REVENUE	100.9	209.6	161.6
Operating Segments [member] | Latin America, except Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	53.0	37.8	76.0
Operating Segments [member] | Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	505.2	478.6	383.0
Operating Segments [member] | Others [member]
Disclosure of geographical areas [line items]
REVENUE	139.2	186.3	74.0
Commercial Aviation [Member]
Disclosure of geographical areas [line items]
REVENUE	1,543.9	1,316.4	1,114.4
Commercial Aviation [Member] | Operating Segments [member]
Disclosure of geographical areas [line items]
REVENUE	1,543.9	1,316.4	1,114.4
Commercial Aviation [Member] | Operating Segments [member] | North America [member]
Disclosure of geographical areas [line items]
REVENUE	1,234.7	687.6	858.4
Commercial Aviation [Member] | Operating Segments [member] | Europe [member]
Disclosure of geographical areas [line items]
REVENUE	234.9	494.5	215.4
Commercial Aviation [Member] | Operating Segments [member] | Asia Pacific [member]
Disclosure of geographical areas [line items]
REVENUE	0.0	3.3	4.8
Commercial Aviation [Member] | Operating Segments [member] | Latin America, except Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	0.0	0.0	0.4
Commercial Aviation [Member] | Operating Segments [member] | Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	2.4	1.8	3.0
Commercial Aviation [Member] | Operating Segments [member] | Others [member]
Disclosure of geographical areas [line items]
REVENUE	71.9	129.2	32.4
Defense & Security [Member]
Disclosure of geographical areas [line items]
REVENUE	447.6	594.4	653.9
Defense & Security [Member] | Operating Segments [member]
Disclosure of geographical areas [line items]
REVENUE	447.6	594.4	653.9
Defense & Security [Member] | Operating Segments [member] | North America [member]
Disclosure of geographical areas [line items]
REVENUE	2.9	58.1	108.8
Defense & Security [Member] | Operating Segments [member] | Europe [member]
Disclosure of geographical areas [line items]
REVENUE	194.1	158.7	108.4
Defense & Security [Member] | Operating Segments [member] | Asia Pacific [member]
Disclosure of geographical areas [line items]
REVENUE	3.6	80.8	81.6
Defense & Security [Member] | Operating Segments [member] | Latin America, except Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	1.4	3.0	49.2
Defense & Security [Member] | Operating Segments [member] | Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	245.1	285.8	297.6
Defense & Security [Member] | Operating Segments [member] | Others [member]
Disclosure of geographical areas [line items]
REVENUE	0.5	8.0	8.3
Executive Aviation [Member]
Disclosure of geographical areas [line items]
REVENUE	1,244.4	1,130.1	1,071.5
Executive Aviation [Member] | Operating Segments [member]
Disclosure of geographical areas [line items]
REVENUE	1,244.4	1,130.1	1,071.5
Executive Aviation [Member] | Operating Segments [member] | North America [member]
Disclosure of geographical areas [line items]
REVENUE	914.1	807.2	1,054.4
Executive Aviation [Member] | Operating Segments [member] | Europe [member]
Disclosure of geographical areas [line items]
REVENUE	212.6	229.1	17.1
Executive Aviation [Member] | Operating Segments [member] | Asia Pacific [member]
Disclosure of geographical areas [line items]
REVENUE	0.0	27.6	0.0
Executive Aviation [Member] | Operating Segments [member] | Latin America, except Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	20.0	4.1	0.0
Executive Aviation [Member] | Operating Segments [member] | Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	87.8	62.1	0.0
Executive Aviation [Member] | Operating Segments [member] | Others [member]
Disclosure of geographical areas [line items]
REVENUE	9.9
Service & support [Member]
Disclosure of geographical areas [line items]
REVENUE	1,266.8	1,132.2	920.0
Service & support [Member] | Operating Segments [member]
Disclosure of geographical areas [line items]
REVENUE	1,266.8	1,132.2	920.0
Service & support [Member] | Operating Segments [member] | North America [member]
Disclosure of geographical areas [line items]
REVENUE	706.0	614.0	509.7
Service & support [Member] | Operating Segments [member] | Europe [member]
Disclosure of geographical areas [line items]
REVENUE	242.8	234.4	203.1
Service & support [Member] | Operating Segments [member] | Asia Pacific [member]
Disclosure of geographical areas [line items]
REVENUE	97.3	97.9	75.2
Service & support [Member] | Operating Segments [member] | Latin America, except Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	31.6	30.7	26.4
Service & support [Member] | Operating Segments [member] | Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	132.2	106.1	72.3
Service & support [Member] | Operating Segments [member] | Others [member]
Disclosure of geographical areas [line items]
REVENUE	56.9	49.1	33.3
All Other Segments [Member]
Disclosure of geographical areas [line items]
REVENUE	37.7	24.1	11.3
All Other Segments [Member] | Operating Segments [member]
Disclosure of geographical areas [line items]
REVENUE	37.7	24.1	11.3
All Other Segments [Member] | Operating Segments [member] | North America [member]
Disclosure of geographical areas [line items]
REVENUE	0.0	1.3	1.2
All Other Segments [Member] | Operating Segments [member] | Brazil [member]
Disclosure of geographical areas [line items]
REVENUE	$ 37.7	$ 22.8	$ 10.1